UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.         Name and address of issuer:

           American AAdvantage Mileage Funds
           4151 Amon Carter Boulevard, MD 2450
           Fort Worth, TX  76155

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2.         The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

           All classes of shares of the American AAdvantage S&P 500 Index Mileage Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund.

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3.         Investment Company Act File Number:   811-9018

           Securities Act File Number:   33-91058

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4(a).      Last day of fiscal year for which this Form is filed:

                 December 31, 2001

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4(b).      / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).      / / Check box if this is the last time the issuer will be filing this
           Form.

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5.         Calculation of registration fee:

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           (i)   Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                                 $ 598,798,826
                                                                     -----------

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           (ii)  Aggregate price of securities redeemed
                 or repurchased during the fiscal year:  $572,078,131
                                                          -----------

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           (iii) Aggregate price of securities redeemed
                 or repurchased during any prior fiscal
                 year ending no earlier than October 11,
                 1995 that were not previously used to
                 reduce registration fees payable to
                 the Commission:                         $          0
                                                          -----------

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           (iv)  Total available redemption credits
                 [add Items 5(ii) and 5(iii):                       $572,078,131
                                                                     -----------

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           (v)   Net sales - if Item 5(i) is greater
                 than Item 5(iv)[subtract Item 5(iv)
                 from Item 5(i)]:                                  $  26,720,695
                                                                     -----------

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           (vi)  Redemption credits available for use
                 in future years - if Item 5(i) is less
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                        $          0
                                                          -----------

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           (vii) Multiplier for determining registration
                 fee (See Instruction C.9):                           x  .000092
                                                                         -------

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          (viii) Registration fee due [multiply Item 5(v)
                 by Item 5(vii)] (enter "0" if no fee is due):      = $ 2,458.30
                                                                       ---------

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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's fiscal
          year (see Instruction D):                               + $ 0
                                                                     -----------

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8.        Total of the amount of the registration fee due
          plus any interest due plus any interest due
          [line 5(viii) plus line 7]:                               $ 0
                                                                     -----------
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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

                March 22, 2002

          Method of Delivery:

          /X/   Wire Transfer

          / /   Mail or other means
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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/William F. Quinn
                           ---------------------------------
                              William F. Quinn
                              President



Date:  March 22, 2002


 *Please print the name and title of the signing officer below the signature.